Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001500233
Registrant Name	Ironwood Institutional Multi-Strategy Fund LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A